Operating Leases	6 Months Ended
Sep. 30, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
OPERATING LEASES

8. OPERATING LEASES

The Company is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Company’s right-of-use assets and operating lease liabilities recognized in the interim condensed consolidated balance sheet consist of the following:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Operating lease right-of-use assets	2,054	671

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Operating lease liabilities
Current portion	914	577
Non-current portion	1,125	83
Total	2,039	660

	As of September 30, 2025	As of March 31, 2025
Operating leases:
Weighted average remaining lease term (years)	3	1
Weighted average discount rate	5.40%	5.79%

During the six months ended September 30, 2025 and 2024, the Company incurred lease expense of approximately $408,000 and $360,000, respectively, and entered into 1 and nil new lease, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of September 30, 2025 is as follows:

Operating leases
$’000
Period ending September 30, 2026	995
Period ending September 30, 2027	703
Period ending September 30, 2028	238
Period ending September 30, 2029	138
Period ending September 30, 2031	115
Total undiscounted operating lease obligations	2,189
Less: imputed interest	(150)
Operating lease liabilities recognized in the unaudited interim condensed consolidated balance sheet	2,039

The maturity analysis of the Company’s non-cancelable operating lease obligations as of September 30, 2024 is as follows:

Operating leases
$’000
Period ending September 30, 2025	300
Period ending from September 30, 2026	453
Total undiscounted operating lease obligations	758
Less: imputed interest	(28)
Operating lease liabilities recognized in the unaudited interim condensed consolidated balance sheet	730